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March 10, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
    ML of New York Retirement Plus Separate Account B-33-45380

Commissioners:

ML Life Insurance Company of New York (the "Company"), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2005, for the following underlying mutual fund ("Fund") in which Registrant invests:

ANNUAL REPORT FILINGS

FAM VARIABLE SERIES FUNDS, INC.
Mercury Domestic Money Market V.I. Fund

The Company understands that the Fund has filed or will file its annual report with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      ML Life Insurance Company of New York
                            1300 Merrill Lynch Drive
                          Pennington, New Jersey 08534
                  Home Office: 222 Broadway, New York, New York